Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income:
Financial assets measured at amortized cost	¥ 69,217	¥ 22,847	¥ 18,146
Financial assets measured at fair value through other comprehensive income	497	185	196
Financial assets measured at fair value through profit or loss	3,357	2,595	1,463
Total	73,071	25,627	19,805
Interest expense:
Financial liabilities measured at amortized cost	(34,065)	(15,706)	(12,269)
Other	(2,047)	(1,161)	(1,608)
Total	(36,112)	(16,867)	(13,877)
Dividends received:
Financial assets measured at fair value through other comprehensive income	6,150	4,777	3,372
Financial assets measured at fair value through profit or loss			0
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(92,144)	(77,789)	15,102
Gains (losses) on foreign exchange	47,705	68,033	(26,163)
Other	(17,319)	(7,335)	(17,128)
Total	(55,608)	(12,314)	(24,817)
Total finance income and finance costs	¥ (18,649)	¥ (3,554)	¥ (18,889)